Note 11 - Business Combination	12 Months Ended
Jul. 31, 2012
Business Combination Disclosure [Text Block]
Note 11 – Business Combination

Effective September 30, 2012, the Company issued 64,061,040 shares of common stock at $0.111 per share to acquire all of the outstanding stock of Medinah Gold, Inc. The purchase is being accounted for as an acquisition as required by SFAS No. 141. Due to ASC No. 805. Medinah Gold, Inc. is considered the predecessor company. Goodwill has been recorded and listed as another asset.

Following is the calculation of net asset value at September 30, 2012:

Calculation of Net Asset Value
Value of shares issued for purchase	$7,110,775
Plus:
Accounts payable and accrued expenses	9,000
Related party loans	19,985

Less:
Cash	66,641
Prepaid expenses	4,500
Investments	80,000
Mining claims	2,388,565

Net Asset Value	$4,600,054

Following is the proforma balance sheet and income statement as of the acquisition date, September 30, 2012:

	ASGC	MGI	Merged
ASSETS
Current Assets
Cash	$6,723	$59,918	$66,641
Prepaid Expenses		4,500	4,500
Investments		80,000	80,000
Total Current Assets	6,723	144,418	151,141

Other Assets
Mining claims	$-	2,388,565	2,388,565
Goodwill	$-	-	4,600,054
Total Other Assets	-	2,388,565	6,988,619
Total Assets	6,723	2,532,983	7,139,760

LIABILITIES
Current Liabilities
Accounts payable and accrued expenses	$9,000		$9,000
Related party loans	$3,771	16,214	19,985
Note payable	70,000
Total current liabilities	82,771	16,214	28,985
Total Liabilities	82,771	16,214	28,985

STOCKHOLDERS’ EQUITY
Common stock, $.001 par value 133,333,334 authorized, 70,452,770 shares issued and outstanding	6,084	64,061	70,453
Capital in excess of par value	5,194,858	4,262,480	8,866,846
Subscription receivable		(370,000)	(370,000)
Accumulated during the development stage	(5,276,990)	(1,439,772)	(1,456,524)
Total stockholders' equity	(76,048)	2,516,769	7,110,775
Total liabilities and stockholders' deficit	$6,723	$2,532,983	$7,139,760

	ASGC*	MGI	Merged
Statement of Income/(Loss)
Revenue	$-	19,983	19,983

Exploration and Development		14,492	14,492

Net Revenue		5,491	5,491

General and administrative expenses:
Legal and professional	11,286	14,300	25,586
Shareholder relations	4,387	15,825	20,212
Wages		12,937	12,937
Office supplies		2,232	2,232
Travel		15,112	15,112
Other	1,129	1,800	2,929

Total General and Administrative Expenses	16,802	62,206	79,008
Net profit/(loss)	$(16,802)	(56,715)	(73,517)

* ASGC includes 2 months ended September 30, 2012.